Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 8 -  Commitments and Contingencies

A.           Leases

The Company and its subsidiaries lease office space and manufacturing space for periods of up to 11 years (including options to extend the terms of the leases). The current lease for the Company's headquarters is in Yoqneam, Israel. This facility houses the Company's corporate headquarters, research and development and manufacturing facilities. Under this lease agreement, the Company will pay approximately $1,775 a year in rent and management fees. These payments are subject to adjustments based on changes in the Israeli Consumer Price Index. In addition, to secure its obligations under the lease, the Company provided bank guarantees in the amount of approximately $788 in favor of the lessor. The lease expires on December 31, 2015. The Company has an option to extend the lease until December 31, 2020.

The Company and its subsidiaries signed several motor vehicle lease agreements, which are viewed as capital leases. The companies deposited a total amount of $210 to guarantee their performance under the terms of the lease agreements.

The Company is committed to minimum annual lease payments over the next five years as follows:

	Capital leases	Operating leases
2012	$140	$4,846
2013	38	3,913
2014	-	2,890
2015	-	2,311
2016 and thereafter	-	293
	$178	$14,253

Depreciation of vehicles and equipment under capital lease for the years ended December 31, 2011, 2010 and 2009 was $93, $91 and $91, respectively (see also note 6).

Rental expenses under the lease agreements for the years ended December 31, 2011, 2010 and 2009 were $5,311, $4,557 and $4,194, respectively.

B.           Agreements with key single - source suppliers and commitments to suppliers

(1)
The Company has agreements with a number of single source suppliers for some of the components necessary for the production of its products. For example, the Company has sole suppliers for the imaging sensor and transmitter of its PillCam capsules and the data recorder unit of the Bravo system.

The Company relies on other single source suppliers with whom it does not have long term contracts for some other components necessary for the production of its products, such as the electrical circuit boards used in the PillCam and Bravo capsules and for computer workstations.

Purchases under such agreements with the five largest single source suppliers for the years ended December 31, 2011, 2010, 2009 were $5,553, $9,880 and $10,134, respectively.

(2)	The Company's annual commitments under agreements with single source and other suppliers for the next 5 years are as follows:

2012	$7,422
2013	298
2014	1,562
2015	2,946
2016 and beyond	6,256
$18,484

C.           Litigation

In October 2011, a claim was filed against the Company in Portugal by a former distributor seeking equitable compensation and damages in an amount of approximately EURO 1.7 million due to alleged wrongful termination of a distribution agreement.   The Company filed its defense statement in this case on or about January 30, 2012.  Based on the advice of counsel, management believes that the Company was entitled to terminate the distribution agreement without any compensation. Accordingly, no provision has been made in the Company's financial statements for the claim.

From time to time, as a result of the nature of its business, the Company is subject to actual or threatened patent litigation. Based on consultation with counsel, management believes that the potential exposure to the Company from such actual or threatened patent litigation as of December 31, 2011 is remote. Accordingly, no provision has been made in the Company's financial statements for any of such claims.

D.           Registration Rights Agreement

In November 2011, an Amended and Restated  Registration Rights Agreement among the Company, Elron Electronic Industries ("Elron"), Discount Investment Corporation ("DIC") and Rafael Development Corporation ("RDC") was approved at a special meeting of our shareholders. The agreement was signed as of February 29, 2012. As of December 31, 2011, Elron, DIC and RDC collectively owned an aggregate of 46.6% of the Company's ordinary shares and are collectively referred to as the "affiliated shareholders." This Amended and Restated Registration Rights Agreement has amended and restated a similar agreement among us and the affiliated shareholders that had been entered into in 2007.  The 2007 agreement replaced earlier registration rights granted by the Company to Elron, DIC, RDC, entities affiliated with OrbiMed Capital LLC and other shareholders in connection with a private placement of our ordinary shares completed in September 2000, before our initial public offering. These earlier registration rights expired in October 2006.

Under this agreement, at the request of one or more of the affiliated shareholders holding at least 5% of the Company's then outstanding ordinary shares, the Company must use its best efforts to register any or all of these shareholders' ordinary shares to the extent that the aggregate offering price of the shares to be registered is at least $15 million. In addition, the affiliated shareholders also have the right to request that the Company include their ordinary shares in any registration statements filed by the Company in the future for the purpose of a public offering, subject to specified limitations. With respect to any shareholder, registration rights will expire if that shareholder can sell all of its ordinary shares within a 90 day period under Rule 144 under the United States Securities Act of 1933, as amended. Generally, the Company is obligated to pay all expenses incurred in carrying out the above registrations, as well as the fees and expenses of one legal counsel for the selling shareholders in each registration.

The 2011Amended and Restated Registration Rights Agreement extended the affiliated shareholders' registration rights until July 18, 2017 and provides relief from certain requirements and financial thresholds necessary to trigger registration rights to the benefit of lending institution to which any of the affiliated shareholders pledge its respective shares in the Company in connection with any credit line or loan provided to the affiliated shareholders. Finally, the Company has agreed that each of the affiliated shareholders could require that any registration be a shelf registration under Rule 415 under the United States Securities Act of 1933, and to maintain such a shelf registration for the maximum possible time